Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale	$ 5,837	$ 2,446
Loans held for sale	5	313
Loans	494	686
Other assets	386	155
Total assets recorded at fair value	8,203	4,531
Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	1,481	931
Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	280	339
Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	214	347
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Other assets	0	0
Total assets recorded at fair value	0	0
Level 1 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	0	0
Level 1 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale	2,034	1,213
Loans held for sale	5	313
Loans	493	685
Other assets	359	149
Total assets recorded at fair value	4,199	3,134
Level 2 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	1,308	774
Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	280	339
Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	213	346
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale	3,803	1,233
Loans held for sale	0	0
Loans	1	1
Other assets	27	6
Total assets recorded at fair value	4,004	1,397
Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	173	157
Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 1	$ 1